Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Total assets	₩ 35,686,019	₩ 38,154,515
Current assets	9,444,035	13,187,067
Non-current assets	26,241,984	24,967,448
Total liabilities	24,366,792	23,392,014
Current liabilities	13,961,520	13,994,817
Non-current liabilities	10,405,272	9,397,197
Revenue	26,151,781	29,878,043	₩ 24,261,561
Profit for the year	(3,195,585)	1,333,544	(76,147)
Other comprehensive income (loss)	40,947	701,612	158,414
Total comprehensive income (loss) for the year (Restated)	(3,154,638)	2,035,156	82,267
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	136,784	227,616
Current assets	98,490	175,730
Non-current assets	38,294	51,886
Total liabilities	29,118	105,023
Current liabilities	28,332	93,561
Non-current liabilities	786	11,462
Revenue	319,264	425,516	307,756
Profit for the year	6,192	13,364	9,615
Other comprehensive income (loss)	(10,216)	(1,258)	(409)
Total comprehensive income (loss) for the year (Restated)	₩ (4,024)	₩ 12,106	₩ 9,206